Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Restricted cash for Vessels Acquisition	$ 0	$ 10,075
Retention Accounts	7,555	11,088
Restricted cash being cash collateral to the Senior Notes 2021	$ 17,407